Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 90.4%
Affiliated Mutual Funds
Domestic Equity — 19.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,628	$96,456
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	60,291	1,056,904
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	10,690	96,962
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	36,405	573,012
		1,823,334
Fixed Income — 59.2%
PGIM Core Conservative Bond Fund (Class R6)	167,891	1,353,199
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	76,599	549,980
PGIM TIPS Fund (Class R6)	255,138	2,061,518
PGIM Total Return Bond Fund (Class R6)	131,137	1,463,486
		5,428,183
International Equity — 11.3%
PGIM Global Real Estate Fund (Class R6)	34,367	557,095
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	39,338	477,175
		1,034,270

Total Long-Term Investments (cost $8,606,613)		8,285,787

Short-Term Investment 9.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $883,775)	883,775	883,775

TOTAL INVESTMENTS 100.0% (cost $9,490,388)(wa)		9,169,562
Other assets in excess of liabilities 0.0%		2,262

Net Assets 100.0%		$9,171,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds